FEDERATED CORE TRUST III

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

MAY 26, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED CORE TRUST III (the “Registrant”)

Federated Project and Trade Finance Core Fund

(the “Fund”)

1940 Act File No. 811-22217

Dear Sir or Madam:

Enclosed are the filing materials for FEDERATED CORE TRUST III. Pursuant to the Investment Company Act of 1940 and Rule 8b-16 thereunder, Amendment No. 18 to the Registration Statement of the Registrant is hereby electronically transmitted.

Included in this amendment are responses to comments received from the staff of the Securities and Exchange Commission (“Staff”).

Comment 1: On January 14, 2016, the Staff requested that the Registrant enhance its responses to Staff comments, originally issued on July 1, 2015, and included in the cover letter provided with the Registrant’s Amendment No. 17 filed on November 25, 2015.

Response: The Registrant responds as requested as follows:

Comment 1.A: Please change the title of Part A of the Registrant’s registration statement to remove the word “Confidential” in the phrase “Confidential Private Offering Memorandum.”

Response: The Registrant complied with this comment on November 25, 2015.

Comment 1.B: Revise the “Management Organization and Capital Structure” section to reference the availability of the Board of Trustees’ review of the Fund’s advisory contract in both the semi-annual and annual shareholder reports, specifically referencing the dates of those reports.

Response: The Registrant complied with this comment on November 25, 2015.

Comment 2. On January 14, 2016, the Staff asked the Registrant to confirm the accuracy of the Registrant’s advisory and sub-advisory fees disclosed in “Management Organization and Capital Structure.”

Response: The Registrant confirms the accuracy of the advisory and sub-advisory fees disclosed.

Beneficial interests in the series of the Registrant are not registered under the Securities Act of 1933 (the “1933 Act”), and are issued in reliance on Section 4(a)(2) of the 1933 Act and Regulation D (including, without limitation, Rule 506(c)) thereunder. Investments in the Registrant’s series may only be made by investment companies, insurance company accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interest in any series of the Registrant.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8834.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Senior Paralegal

Enclosures